Subsequent Events (Details)				12 Months Ended
	Mar. 05, 2026 USD ($) $ / shares shares	Feb. 25, 2026 shares	Jan. 01, 2026 ILS (₪) shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Jan. 30, 2025 shares
Subsequent Events [Line Items]
Ordinary shares (in Shares)					33,034,240		195,428,970
Expected percentage of share capital				51.00%		51.00%
Consideration paid (in New Shekels) | ₪				₪ 7,000,000
Percentage of issued and outstanding share capital				19.99%		19.99%
Trading days				10 days
Common share issued (in Shares)				6,418,828,800
Ori Gilboa and Jacob Tenboim [Member]
Subsequent Events [Line Items]
Restricted share received (in Shares)				78,343		78,343
Exchange Agreement with Vision Wave [Member]
Subsequent Events [Line Items]
Percentage of issued and outstanding share capital				51.00%		51.00%
Subsequent Events [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)			17,506,800,000
Purchase price (in New Shekels) | ₪			₪ 2,485,000
Issued common stock value | $	$ 2.75
Common share par value (in Dollars per share) | $ / shares	$ 7.5031
Common share issued (in Shares)		(10,800)
Promissory Notes [Member]
Subsequent Events [Line Items]
Repayment of borrowings (in New Shekels) | ₪			₪ 569
Initial Stage [Member]
Subsequent Events [Line Items]
Issued common stock value | ₪				₪ 2,740,000
Percentage of issued ordinary shares				19.99%		19.99%
Percentage of outstanding ordinary shares				19.99%		19.99%
Milestone 1 [Member]
Subsequent Events [Line Items]
Issued common stock value | $						$ 2,750,000
Percentage of issued ordinary shares				19.99%		19.99%
Percentage of outstanding ordinary shares				19.99%		19.99%
Milestone Two [Member]
Subsequent Events [Line Items]
Issued common stock value | $						$ 1.51
Percentage of issued ordinary shares				11.02%		11.02%
Percentage of outstanding ordinary shares				11.02%		11.02%
Restricted Share Unit [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)	365,610
American Depositary Shares [Member]
Subsequent Events [Line Items]
Purchase price (in New Shekels) | $					$ 3,394,000
American Depositary Shares [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Common share issued (in Shares)		(43,200)
American Depositary Shares [Member] | Restricted Share Unit [Member]
Subsequent Events [Line Items]
Common share issued (in Shares)				148,584